UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: August 31, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments
[logo - American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

August 31, 2006
unaudited

Common stocks — 89.27%	Shares	Market value (000)

FINANCIALS — 21.16%
UniCredito Italiano SpA (Italy)	77,740,000	$619,142
UniCredito Italiano SpA (Germany)	13,500,000	107,431
HSBC Holdings PLC (United Kingdom)	26,242,269	475,844
HSBC Holdings PLC (Hong Kong)	7,854,000	142,602
BNP Paribas	5,554,170	589,443
Citigroup Inc.	11,364,500	560,838
Société Générale	3,309,750	533,546
Banco Santander Central Hispano, SA	34,412,604	533,173
ING Groep NV	11,746,834	507,225
Lloyds TSB Group PLC	49,915,000	495,286
Fortis (Netherlands)	12,214,100	474,740
Fortis (Belgium)	300,000	11,660
Sun Hung Kai Properties Ltd.	43,445,000	473,734
AXA SA	12,198,822	452,608
Banco Itaú Holding Financeira SA, preferred nominative	12,902,000	388,602
Shinhan Financial Group Co., Ltd.	8,261,300	372,700
Mizuho Financial Group, Inc.	42,120	340,389
Kookmin Bank	4,175,000	338,032
UBS AG	5,661,622	319,893
Cathay Financial Holding Co., Ltd.	165,515,472	316,904
Washington Mutual, Inc.	6,885,000	288,413
J.P. Morgan Chase & Co.	6,150,000	280,809
ABN AMRO Holding NV	9,637,744	274,477
Swire Pacific Ltd., Class A	23,725,000	259,618
Commerzbank U.S. Finance, Inc.	6,241,000	217,983
Sumitomo Mitsui Financial Group, Inc.	18,650	209,640
Banco Bradesco SA, preferred nominative	6,312,800	204,875
Mitsui Trust Holdings, Inc.	16,990,000	198,793
Hypo Real Estate Holding AG	3,119,099	193,144
Banco Bilbao Vizcaya Argentaria, SA	7,363,500	168,068
Credit Suisse Group	2,931,362	163,250
Crédit Agricole SA	4,000,000	162,279
Fannie Mae	3,045,000	160,319
ICICI Bank Ltd.	12,288,703	158,128
ICICI Bank Ltd. (ADR)	4,000	107
Bank of America Corp.	2,828,300	145,573
DnB NOR ASA	10,936,100	141,323
Deutsche Börse AG	892,000	135,201
NIPPONKOA Insurance Co., Ltd.	16,911,000	134,505
FirstRand Ltd.	50,000,000	123,933
Hana Financial Holdings	2,756,250	118,895
Allied Capital Corp.	3,798,000	116,181
Commerce Bancorp, Inc.	3,466,000	115,452
ForeningsSparbanken AB, Class A	3,859,000	111,007
Macquarie Bank Ltd.	2,200,000	108,616
Grupo Financiero Banorte, SA de CV	36,848,252	108,027
Unibail Holding	535,300	104,373
Royal Bank of Scotland Group PLC	3,031,167	102,775
Hongkong Land Holdings Ltd.	25,421,800	102,196
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,410,000	102,014
Willis Group Holdings Ltd.	2,750,000	99,605
Mitsubishi UFJ Financial Group, Inc.	7,192	97,992
Freddie Mac	1,485,000	94,446
Woori Finance Holdings Co., Ltd.	4,197,660	82,564
Wachovia Corp.	1,500,000	81,945
Sompo Japan Insurance Inc.	6,000,000	79,247
Allianz AG	460,000	77,903
Hang Lung Properties Ltd.	35,709,000	76,131
QBE Insurance Group Ltd.	4,139,000	75,243
AEON Mall Co., Ltd.	1,452,500	73,101
SNS REAAL Groep NV	3,675,000	72,126
Chinatrust Financial Holding Co., Ltd.	107,171,336	70,301
Wells Fargo & Co.	1,952,000	67,832
Mitsui Sumitomo Insurance Co., Ltd.	5,394,000	65,777
Bank of the Philippine Islands	58,693,075	61,295
Suruga Bank Ltd.	4,818,000	61,051
Samsung Fire & Marine Insurance Co., Ltd.	402,030	56,483
Westpac Banking Corp.	3,122,000	55,589
Commonwealth Bank of Australia	1,595,000	55,560
Bank of Ireland	2,850,000	53,965
Marsh & McLennan Companies, Inc.	2,000,000	52,320
CapitaLand Ltd.	17,000,000	51,420
Millea Holdings, Inc.	2,766	50,878
Storebrand ASA	4,895,000	50,876
St. George Bank Ltd.	2,229,729	50,812
Developers Diversified Realty Corp.	900,000	48,690
Mitsui Fudosan Co., Ltd.	2,050,000	45,912
Brookfield Asset Management Inc., Class A	997,500	44,534
Erste Bank der oesterreichischen Sparkassen AG	723,103	43,667
DBS Group Holdings Ltd.	3,620,000	41,406
Aioi Insurance Co. Ltd.	5,561,000	38,927
Insurance Australia Group Ltd.	9,185,564	37,582
PNC Financial Services Group, Inc.	425,000	30,086
Kimco Realty Corp.	645,000	26,800
Wharf (Holdings) Ltd.	7,800,000	26,378
Hang Lung Group Ltd.	8,767,000	23,730
Montpelier Re Holdings Ltd.	1,246,162	22,493
PT Bank Rakyat Indonesia	47,000,000	22,467
OTP Bank PLC (GDR)	365,000	21,353
HBOS PLC	1,100,000	20,992
Skandinaviska Enskilda Banken AB, Class A	810,000	20,953
Sun Life Financial Inc.	365,000	15,016
Bank Hapoalim BM	3,355,000	14,773
KASIKORNBANK PCL, nonvoting depositary receipt	8,578,400	14,271
XL Capital Ltd., Class A	180,000	11,815
Fubon Financial Holding Co., Ltd.	1,767,000	1,318
Security Capital European Realty[1,2,3]	15,843	253
		15,051,644

CONSUMER DISCRETIONARY — 10.35%
Vivendi SA	19,202,400	$659,639
Hyundai Motor Co.	5,659,500	477,073
Hyundai Motor Co., nonvoting preferred, Series 2	1,877,550	93,985
Compagnie Générale des Etablissements Michelin, Class B	6,235,000	422,784
Continental AG	3,732,050	398,695
Toyota Motor Corp.	6,325,300	343,116
Greek Organization of Football Prognostics SA	9,162,470	325,416
Target Corp.	6,464,000	312,793
General Motors Corp.	10,315,900	301,018
Lowe’s Companies, Inc.	10,315,000	279,124
Ford Motor Co.	33,000,000	276,210
Mediaset SpA	21,375,000	246,672
SEGA SAMMY HOLDINGS INC.	6,890,000	235,280
Volkswagen AG, nonvoting preferred	3,360,000	190,608
Volkswagen AG	365,816	29,181
British Sky Broadcasting Group PLC	18,655,000	198,949
Yue Yuen Industrial (Holdings) Ltd.	60,815,000	175,951
LG Electronics Inc.	2,548,000	170,768
DSG International PLC	42,082,596	164,145
Carnival Corp., units	3,850,000	161,315
H & M Hennes & Mauritz AB, Class B	4,152,000	161,252
Kingfisher PLC	28,730,197	129,009
News Corp., Class A	6,719,458	127,871
Best Buy Co., Inc.	2,598,000	122,106
William Hill PLC	10,045,800	121,470
Honda Motor Co., Ltd.	3,300,000	112,126
Harrah’s Entertainment, Inc.	1,620,000	101,023
NOK Corp.	3,316,900	86,997
Limited Brands, Inc.	3,107,517	79,956
Gestevisión Telecinco SA	2,865,000	73,676
KangwonLand Inc.	3,781,280	71,620
Nitori Co., Ltd.	1,526,900	71,124
Daito Trust Construction Co., Ltd.	1,190,000	61,816
Pou Chen Corp.	79,200,864	57,981
Swatch Group Ltd, non-registered shares	173,750	33,856
Swatch Group Ltd	436,873	17,224
Accor SA	750,000	47,930
Kia Motors Corp.	3,000,000	47,768
Pioneer Corp.	2,281,800	43,623
Carnival PLC	960,000	41,153
Tabcorp Holdings Ltd.	3,560,355	41,069
Fuji Heavy Industries Ltd.	6,919,000	40,007
NTL Inc.	1,300,000	34,437
Truworths International Ltd.	9,750,000	31,031
Canon Marketing Japan Inc.	1,277,600	30,300
HYUNDAI MOBIS	299,070	27,420
Aristocrat Leisure Ltd.	2,667,480	26,624
Travis Perkins PLC	800,000	25,664
Publishing & Broadcasting Ltd.	1,390,000	19,444
Grupo Televisa, SA, ordinary participation certificates (ADR)	760,000	14,470
Kesa Electricals PLC	147,598	869
TI Automotive Ltd., Class A2,3	1,068,000	—
		7,363,638

MATERIALS — 7.93%
Bayer AG	18,171,600	$899,029
Barrick Gold Corp.	14,000,000	468,720
Barrick Gold Corp. (Canada)	1,931,540	64,588
China Steel Corp.	538,485,660	437,647
Gold Fields Ltd.	20,000,000	388,808
DSM NV	9,176,656	362,550
Dow Chemical Co.	7,000,000	266,910
AngloGold Ashanti Ltd.	5,500,000	249,656
Formosa Plastics Corp.	129,350,870	176,395
POSCO	663,730	166,813
International Paper Co.	4,720,500	164,132
BASF AG	1,920,000	158,023
Impala Platinum Holdings Ltd.	702,389	130,208
Akzo Nobel NV	2,175,000	125,110
James Hardie Industries Ltd.	23,136,900	118,108
K+S AG	1,441,600	111,548
Freeport-McMoRan Copper & Gold Inc., Class B	1,750,000	101,867
Lonza Group Ltd.	1,500,000	97,712
UPM-Kymmene Corp.	4,024,000	95,244
Israel Chemicals Ltd.	18,812,189	89,954
Newcrest Mining Ltd.	6,000,000	89,142
Potash Corp. of Saskatchewan Inc.	790,000	77,396
Norske Skogindustrier ASA	5,081,713	77,317
LG Chem, Ltd.	1,720,000	70,078
Alcan Inc.	1,515,000	68,357
Boral Ltd.	12,650,000	65,539
Weyerhaeuser Co.	1,040,000	64,480
Mittal Steel Co. NV	1,610,000	53,638
E.I. du Pont de Nemours and Co.	1,300,000	51,961
Lonmin PLC	991,564	50,789
Packaging Corp. of America	1,800,000	41,652
Nitto Denko Corp.	578,000	41,493
Sonoco Products Co.	1,200,000	40,176
Alcoa Inc.	1,365,000	39,025
Imperial Chemical Industries PLC	5,485,000	38,849
Makhteshim-Agan Industries Ltd.	5,235,000	26,796
Yara International ASA	1,131,800	16,683
Stora Enso Oyj, Class R (ADR)	1,086,300	16,447
Sappi Ltd.	1,239,000	15,785
M-real Oyj, Class B	2,369,500	11,459
Smurfit-Stone Container Corp.[2]	974,200	11,096
Arkema SA2	12,500	487
Arkema SA (ADR)[2,3]	6,250	243
		5,641,910

ENERGY — 7.82%
Royal Dutch Shell PLC, Class B	20,949,312	749,373
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	359,867
Royal Dutch Shell PLC, Class A	7,850,000	271,068
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	81,732
TOTAL SA	9,243,000	623,204
TOTAL SA (ADR)	2,250,000	151,718
Chevron Corp.	8,621,962	555,254
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	4,255,000	343,038
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,000,000	179,320
Oil & Natural Gas Corp. Ltd.	12,084,516	316,910
Husky Energy Inc.	3,015,000	208,393
Norsk Hydro ASA	7,329,500	188,854
ConocoPhillips	2,750,000	174,433
Canadian Oil Sands Trust	4,550,205	138,994
Canadian Oil Sands Trust[1]	1,100,000	33,601
Exxon Mobil Corp.	2,400,000	162,408
ENI SpA	5,000,000	152,888
Reliance Industries Ltd.	4,627,000	111,350
Canadian Natural Resources, Ltd.	1,700,000	89,156
Schlumberger Ltd.	1,420,000	87,046
SK Corp.	1,239,410	79,841
Caltex Australia Ltd.	4,164,181	72,623
Marathon Oil Corp.	670,000	55,945
PTT Exploration and Production PCL	19,620,000	55,878
Williams Companies, Inc.	1,935,000	47,659
Transocean Inc.[2]	695,000	46,391
China National Offshore Oil Corp.	50,999,900	44,594
Halliburton Co.	1,200,000	39,144
Sasol Ltd.	1,100,000	38,187
Technip SA	585,000	33,710
SBM Offshore NV	840,000	23,009
Kinder Morgan, Inc.	175,000	18,263
Enbridge Inc.	467,477	15,374
OAO NOVATEK (GDR)	300,000	14,358
		5,563,583

CONSUMER STAPLES — 7.81%
Altria Group, Inc.	12,470,000	1,041,619
Diageo PLC	50,466,000	897,803
Tesco PLC	77,505,563	556,330
Nestlé SA	1,379,500	473,654
Seven & I Holdings Co., Ltd.	7,924,000	280,036
Foster’s Group Ltd.	60,733,012	275,321
Unilever NV	7,089,000	168,877
Unilever NV (New York registered)	1,500,000	35,760
Koninklijke Ahold NV2	20,756,000	198,899
Coca-Cola Co.	4,200,000	188,202
Fomento Económico Mexicano, SA de CV (ADR)	1,803,700	169,403
Reynolds American Inc.	2,470,282	160,741
InBev	3,000,000	155,562
Groupe Danone	1,033,000	141,942
Wal-Mart Stores, Inc.	2,718,000	121,549
Imperial Tobacco Group PLC	3,050,000	105,039
Kellogg Co.	2,050,000	103,935
Scottish & Newcastle PLC	6,053,900	63,411
PepsiCo, Inc.	900,000	58,752
SABMiller PLC	2,982,216	58,700
L’Oréal SA	496,000	51,845
Gallaher Group PLC	3,000,000	51,830
METRO AG	750,000	44,024
UST Inc.	655,900	34,671
Woolworths Ltd.	1,900,000	29,966
Bunge Ltd.	465,000	26,198
Avon Products, Inc.	660,000	18,949
Procter & Gamble Co.	301,700	18,675
Koninklijke Numico NV	310,000	14,381
Coca-Cola Hellenic Bottling Co. SA	352,182	11,580
		5,557,654

HEALTH CARE — 7.61%
Roche Holding AG	6,019,566	$1,108,006
Novo Nordisk A/S, Class B	10,360,909	765,138
AstraZeneca PLC (Sweden)	7,416,800	478,375
AstraZeneca PLC (United Kingdom)	3,405,000	220,535
Abbott Laboratories	8,229,300	400,767
Pfizer Inc	12,761,700	351,712
Merck KGaA	2,562,000	253,998
Bristol-Myers Squibb Co.	8,412,700	182,976
Sanofi-Aventis	2,036,700	182,533
Smith & Nephew PLC	20,669,500	179,040
Schering-Plough Corp.	8,400,000	175,980
Eli Lilly and Co.	3,000,000	167,790
Medtronic, Inc.	3,100,000	145,390
UnitedHealth Group Inc.	2,420,500	125,745
Merck & Co., Inc.	3,000,000	121,650
WellPoint, Inc.[2]	1,500,000	116,115
Forest Laboratories, Inc.[2]	2,130,000	106,457
Johnson & Johnson	1,130,000	73,066
Wyeth	1,490,000	72,563
McKesson Corp.	1,175,000	59,690
Astellas Pharma Inc.	1,226,000	49,696
Chugai Pharmaceutical Co., Ltd.	1,899,300	42,052
Daiichi Sankyo Co., Ltd.	1,179,000	32,530
		5,411,804

INFORMATION TECHNOLOGY — 6.56%
Microsoft Corp.	23,799,000	611,396
Nokia Corp.	16,414,750	343,367
Nokia Corp. (ADR)	7,250,300	151,386
Taiwan Semiconductor Manufacturing Co. Ltd.	121,306,770	214,536
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	19,778,888	184,141
International Business Machines Corp.	4,430,000	358,697
Oracle Corp.[2]	19,801,800	309,898
Samsung Electronics Co., Ltd.	379,208	256,515
Cisco Systems, Inc.[2]	10,843,000	238,438
Hewlett-Packard Co.	6,300,000	230,328
Delta Electronics, Inc.	65,534,779	182,529
Canon, Inc.	3,621,600	180,109
Murata Manufacturing Co., Ltd.	2,232,000	153,577
Toshiba Corp.	21,150,000	150,570
TDK Corp.	1,832,200	141,827
Lite-On Technology Corp.[2]	101,149,000	125,774
Yahoo! Inc.[2]	4,100,000	118,162
Powerchip Semiconductor Corp.	164,988,790	109,233
ASML Holding NV (New York registered)[2]	3,485,000	76,879
ASML Holding NV2	1,000,000	21,827
Compal Electronics, Inc.	81,628,076	71,560
Chi Mei Optoelectronics Corp.	57,860,867	68,689
Intel Corp.	3,000,000	58,620
Seagate Technology[2]	2,400,000	53,400
Hoya Corp.	1,348,000	49,016
Samsung SDI Co., Ltd.	400,000	33,136
Mediatek Incorporation	3,059,062	27,935
Motorola, Inc.	1,190,000	27,822
Electrocomponents PLC	5,787,900	26,320
Texas Instruments Inc.	750,000	24,442
Analog Devices, Inc.	600,000	18,384
livedoor Co., Ltd.[2,3]	24,137,034	18,221
Corning Inc.[2]	723,513	16,091
Acer Inc.[3]	8,823,000	13,984
		4,666,809

TELECOMMUNICATION SERVICES — 6.55%
AT&T Inc.	22,081,824	687,407
Koninklijke KPN NV	54,969,620	677,260
Telekom Austria AG	18,952,750	463,625
América Móvil SA de CV, Series L (ADR)	7,809,000	291,354
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	292,508,000	253,936
Vodafone Group PLC	111,755,000	241,874
Chunghwa Telecom Co., Ltd.	64,953,320	106,766
Chunghwa Telecom Co., Ltd. (ADR)	4,814,798	83,344
Far EasTone Telecommunications Co., Ltd.	172,280,000	186,691
Telekomunikacja Polska SA	27,224,100	178,571
Philippine Long Distance Telephone Co.	3,028,630	113,984
Philippine Long Distance Telephone Co. (ADR)	1,650,000	61,776
Verizon Communications Inc.	4,800,000	168,864
France Télécom, SA	7,855,000	166,523
BellSouth Corp.	3,569,000	145,330
Telecom Italia SpA, nonvoting	45,061,000	110,690
TeliaSonera AB	14,381,700	88,891
Teléfonos de México, SA de CV, Class L (ADR)	3,623,474	87,471
Advanced Info Service PCL	32,799,200	78,135
Advanced Info Service PCL, nonvoting depositary receipt	425,000	1,012
Tele Norte Leste Participações SA, preferred nominative	5,805,997	75,360
Sprint Nextel Corp., Series 1	4,200,000	71,064
China Netcom Group Corp. Ltd.	35,600,000	62,532
SK Telecom Co., Ltd. (ADR)	2,330,000	51,027
COSMOTE Mobile Telecommunications SA	1,650,000	38,378
KDDI Corp.	5,700	37,618
China Unicom Ltd.	40,870,000	36,630
Telefónica, SA	1,868,729	32,037
Maxis Communications Bhd.	10,000,000	23,913
Magyar Telekom Telecommunications PLC[2]	5,243,600	21,428
KT Corp. (ADR)	470,000	10,387
KT Corp.	200,000	8,731
		4,662,609

UTILITIES — 5.62%
E.ON AG	7,245,714	919,230
Veolia Environnement	10,550,000	590,523
Electricité de France SA	9,461,000	537,557
RWE AG	3,425,000	313,484
NTPC Ltd.	115,168,548	308,199
Endesa, SA	7,000,000	243,240
Gas Natural SDG, SA	6,869,500	229,652
Tokyo Gas Co., Ltd.	30,025,000	159,803
Korea Electric Power Corp.	3,823,280	146,422
National Grid PLC	9,828,572	119,311
Exelon Corp.	975,000	59,455
Hongkong Electric Holdings Ltd.	10,680,000	51,087
Dominion Resources, Inc.	567,811	45,362
FirstEnergy Corp.	780,000	44,507
Hong Kong and China Gas Co. Ltd.	19,118,000	44,398
Spark Infrastructure	45,435,632	41,367
Equitable Resources, Inc.	1,050,000	38,703
Scottish Power PLC	2,000,000	23,613
Ameren Corp.	395,000	21,152
Progress Energy, Inc.	350,000	15,516
PG&E Corp.	330,000	13,837
MDU Resources Group, Inc.	525,000	12,863
Southern Co.	375,000	12,851
Xcel Energy Inc.	357,500	7,436
		3,999,568

INDUSTRIALS — 5.11%
General Electric Co.	15,240,000	519,074
United Parcel Service, Inc., Class B	6,191,700	433,729
Tyco International Ltd.	9,560,000	249,994
Autostrade SpA	8,716,000	246,554
Qantas Airways Ltd.	81,078,633	212,502
Cintra, Concesiones de Infraestructuras de Transporte, SA	14,172,600	188,033
Singapore Technologies Engineering Ltd.	98,500,000	182,767
United Technologies Corp.	2,847,000	178,535
Sandvik AB	15,000,000	164,006
Nippon Express Co., Ltd.	26,262,300	142,460
Siemens AG	1,653,000	139,961
Deutsche Post AG	5,265,000	133,306
Macquarie Airports	54,800,000	124,421
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	3,631,000	112,229
ComfortDelGro Corp. Ltd.	95,600,000	91,123
Samsung Heavy Industries Co., Ltd.	3,645,000	87,246
Fraport AG	1,044,600	80,482
Imperial Holdings Ltd.	3,170,000	62,727
Manpower Inc.	800,000	47,288
Mitsubishi Heavy Industries, Ltd.	10,530,000	44,118
Wesfarmers Ltd.	1,600,000	40,948
Wienerberger AG	803,000	38,495
Vedior NV	2,000,000	36,949
SMC Corp.	241,000	32,200
Singapore Post Private Ltd.	32,160,000	20,845
Contax Participações SA, preferred nominative	15,044,930	12,855
Contax Participações SA, ordinary nominative	762,130	1,132
Contax Participações SA, preferred nominative (ADR)	70,000	59
Wolseley PLC	565,000	12,309
		3,636,347

MISCELLANEOUS — 2.75%
Other common stocks in initial period of acquisition		1,959,715

Total common stocks (cost: $50,869,978,000)		63,515,281

Rights — 0.00%	Shares	Market value (000)

INDUSTRIALS — 0.00%
Autostrade SpA, rights, expire 2006[2,3]	8,716,000	$11

Total rights (cost: $0)		11

Convertible securities — 0.46%	Shares or principal amount

CONSUMER DISCRETIONARY — 0.21%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	3,750,000	127,650
Liberty Media Holding Corp. 3.25% exchangeable debentures 2031	$25,000,000	19,469
		147,119

INFORMATION TECHNOLOGY — 0.10%
Intel Corp. 2.95% convertible debentures 2035[1]	$30,000,000	26,438
ASML Holding NV 5.50% convertible notes 2010	€12,700,000	21,659
Liberty Media Holding Corp. 3.50% exchangeable debentures 2031	$20,000,000	20,425
		68,522

TELECOMMUNICATION SERVICES — 0.05%
Crown Castle International Corp. 6.25% convertible preferred 2012[2]	635,200	36,206

INDUSTRIALS — 0.04%
Tyco International Ltd., Series B, 3.125% convertible debentures 2023	$25,000,000	31,500

HEALTH CARE — 0.04%
Amgen Inc. 0% convertible notes 2032	$25,000,000	18,656
Teva Pharmaceutical Industries Ltd. 1.75% convertible debenture 2026	$10,000,000	9,738
		28,394

MATERIALS — 0.02%
Freeport-McMoRan Copper & Gold Inc., 5.50% convertible preferred	10,000	13,066

Total convertible securities (cost: $346,919,000)		324,807

Bonds & notes — 0.61%	Principal amount (000)

CONSUMER DISCRETIONARY — 0.26%
General Motors Corp. 8.25% 2023	$12,240	10,221
General Motors Corp. 8.375% 2033	137,760	116,063
R.H. Donnelley Corp., Series A-2, 6.875% 2013	24,225	21,863
R.H. Donnelley Corp., Series A-3, 8.875% 2016	20,600	20,394
Delphi Automotive Systems Corp. 6.55% 2006[4]	14,955	13,534
		182,075

FINANCIALS — 0.17%
General Motors Acceptance Corp. 6.125% 2006	10,000	9,999
General Motors Acceptance Corp. 6.125% 2007	10,000	9,967
General Motors Acceptance Corp. 6.15% 2007	5,265	5,250
General Motors Acceptance Corp. 6.243% 2007[5]	10,000	9,975
General Motors Acceptance Corp. 6.407% 2007[5]	9,735	9,726
General Motors Acceptance Corp. 6.125% 2008	30,000	29,653
Hopson Development Holdings Ltd. 8.125% 2012[1]	50,000	49,750
		124,320

NON-U.S. GOVERNMENT BONDS & NOTES — 0.16%
Indonesia (Republic of) 10.00% 2011	IDR 74,000,000	7,660
Indonesia (Republic of) 13.40% 2011	90,000,000	10,540
Indonesia (Republic of) 9.50% 2015	122,825,000	11,896
Indonesia (Republic of) 11.00% 2020	220,000,000	22,800
Turkey (Republic of) Treasury Bill 0% 2007	TRY73,594	43,167
Brazilian Treasury Bill 0% 2007	R$40,000	17,337
		113,400

ENERGY — 0.02%
El Paso Corp. 7.875% 2012	$14,500	15,044

Total bonds & notes (cost: $422,691,000)		434,839

Short-term securities — 9.17%

HBOS Treasury Services PLC 5.275%-5.36% due 9/26-11/30/2006	293,700	290,989
Danske Corp. 5.25%-5.37% due 9/25-11/1/2006[1]	285,900	283,894
Spintab AB (Swedmortgage) 5.17%-5.40% due 9/5-11/27/2006	278,100	276,461
IXIS Commercial Paper Corp. 5.27%-5.34% due 9/6-11/8/2006[1]	260,000	259,156
Fannie Mae 5.221%-5.29% due 9/13-10/18/2006	253,658	252,331
Barclays U.S. Funding Corp. 5.27%-5.365% due 10/2-11/28/2006	200,000	198,241
Sheffield Receivables Corp. 5.26% due 10/5/2006[1]	50,000	49,744
Westpac Trust Securities NZ Ltd. 5.29%-5.355% due 9/29-11/16/2006[1]	150,000	148,675
Westpac Banking Corp. 5.115%-5.35% due 9/1-11/20/2006[1]	93,700	92,993
Svenska Handelsbanken Inc. 5.26%-5.28% due 11/1-11/13/2006	150,000	148,480
Stadshypotek Delaware Inc. 5.26%-5.35% due 9/13-11/21/2006[1]	83,400	82,910
Barton Capital LLC 5.25%-5.26% due 10/16-10/19/2006[1]	105,600	104,887
Société Générale North America Inc. 5.245%-5.25% due 11/17-12/4/2006	125,000	123,458
ANZ National (International) Ltd. 5.31%-5.37% due 9/6-10/17/2006[1]	145,000	144,461
ANZ (Delaware) Inc. 5.25%-5.33% due 10/24-11/24/2006	80,000	79,239
BASF AG 5.15%-5.37% due 9/6-10/3/2006[1]	201,800	200,967
UBS Finance (Delaware) LLC 5.33%-5.375% due 9/12-10/20/2006	198,600	197,745
Federal Home Loan Bank 5.105%-5.29% due 9/8-11/17/2006	197,200	196,480
Bank of America Corp. 5.12%-5.385% due 9/1-11/30/2006	181,000	179,871
Thunder Bay Funding, LLC 5.26%-5.28% due 9/21-10/12/2006[1]	115,680	115,067
Old Line Funding, LLC 5.35%-5.37% due 9/7-9/14/2006[1]	57,171	57,082
ING (U.S.) Funding LLC 5.29%-5.32% due 9/8-9/21/2006	159,600	159,209
Bank of Nova Scotia 5.244%-5.36% due 9/25-9/28/2006	100,000	99,613
Scotiabank Inc. 5.42% due 9/29/2006[1]	50,000	49,792
CBA (Delaware) Finance Inc. 5.245%-5.33% due 9/18-11/24/2006	150,000	149,111
Edison Asset Securitization LLC 5.30% due 10/11/2006[1]	58,517	58,178
General Electric Co. 5.26% due 9/28/2006	50,000	49,795
General Electric Capital Services, Inc. 5.10% due 9/7/2006	40,500	40,460
Bank of Ireland 5.26%-5.355% due 10/23-11/3/2006[1]	145,000	143,805
Depfa Bank PLC 5.325%-5.365% due 9/26-10/3/2006[1]	93,000	92,599
Depfa Bank PLC 5.215% due 9/6/2006	50,000	49,998
Abbey National North America LLC 5.26%-5.29% due 9/1-11/29/2006	139,000	137,825
Amsterdam Funding Corp. 5.18%-5.35% due 9/8-10/27/2006[1]	136,600	136,093
Clipper Receivables Co., LLC 5.28%-5.30% due 9/7-11/9/2006[1]	136,000	135,067
American Honda Finance Corp. 5.23%-5.24% due 10/10-11/8/2006	130,800	129,798
KfW International Finance Inc. 5.21%-5.29% due 10/2-10/16/2006[1]	126,500	125,740
Calyon North America Inc. 5.24%-5.25% due 10/23-10/30/2006	120,800	119,824
Allied Irish Banks N.A. Inc. 5.345%-5.36% due 9/26-10/23/2006[1]	105,000	104,384
Citigroup Funding Inc. 5.30% due 10/4/2006	64,000	63,679
CAFCO, LLC 5.35% due 10/6/2006[1]	40,000	39,794
Toyota Motor Credit Corp. 5.25%-5.27% due 9/8-11/2/2006	101,800	101,270
Swedish Export Credit Corp. 5.31%-5.37% due 9/21-9/27/2006	100,000	99,659
Total Capital SA 5.24% due 11/16/2006[1]	100,000	98,882
Canadian Imperial Holdings Inc. 5.33%-5.38% due 9/11-9/21/2006	93,800	93,718
Export Development Canada 5.23% due 12/1/2006	89,200	88,008
Dexia Delaware LLC 5.285%-5.37% due 9/19-10/24/2006	79,000	78,635
BNP Paribas Finance Inc. 5.24%-5.29% due 11/16-12/1/2006	65,400	64,558
Royal Bank of Scotland PLC 5.27% due 9/15/2006	64,400	64,263
DaimlerChrysler Revolving Auto Conduit LLC 5.27%-5.28% due 11/17/2006	57,336	56,682
Preferred Receivables Funding Corp. 5.30% due 9/14/2006[1]	50,000	49,897
Park Avenue Receivables Co., LLC 5.30% due 10/4/2006[1]	3,200	3,184
Toronto-Dominion Bank 5.305% due 9/15/2006	50,000	49,997
Siemens Capital Co. LLC 5.37% due 9/8/2006	50,000	49,943
International Bank for Reconstruction and Development 5.19% due 9/20/2006	50,000	49,851
Freddie Mac 5.15% due 11/21/2006	50,000	49,411
Shell International Finance BV 5.32% due 9/29/2006	48,000	47,801
Wells Fargo & Co. 5.33% due 9/18/2006	42,000	41,888
Variable Funding Capital Corp. 5.34% due 9/20/2006[1]	40,600	40,483
International Lease Finance Corp. 5.28% due 9/12/2006	25,000	24,956
Nestlé Capital Corp. 5.26% due 9/14/2006[1]	1,600	1,597

Total short-term securities (cost: $6,522,035,000)		6,522,578

Total investment securities (cost: $58,161,623,000)		70,797,516
Other assets less liabilities		348,339

Net assets		$71,145,855

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1 Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,729,373,000, which represented 3.84% of the net assets of the fund.
2 Security did not produce income during the last 12 months.
3 Valued under fair value procedures adopted by authority of the board of directors.
4 Scheduled interest and/or principal payment was not received.
5 Coupon rate may change periodically.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended August 31, 2006, appear below.

Company	Beginning shares	Purchases	Sales	Ending shares	Dividend income (000)	Market value of affiliates at 8/31/06 (000)

Mediceo Paltac Holdings *	14,930,500	—	14,930,500	—	$920	$—
Asahi Diamond Industrial *	3,950,000	—	3,950,000	—	164	—

					$1,084	$—
*Unaffiliated issuer at 8/31/2006.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,335,182
Gross unrealized depreciation on investment securities	(765,906)
Net unrealized appreciation on investment securities	12,569,276
Cost of investment securities for federal income tax purposes	58,228,240

MFGEFP-933-1006-S6839

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and PEO

Date: October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Stephen E. Bepler
Stephen E. Bepler, President and PEO

Date: October 27, 2006

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and PFO

Date: October 27, 2006